Derivative financial instruments (Tables)	12 Months Ended
Dec. 31, 2020
Financial Instruments [Abstract]
Disclosure of fair value of derivative instruments
The fair values of derivative financial instruments at 31 December are set out below.
Exchange traded derivatives are valued using closing prices provided by the exchange as at the balance sheet date. These derivatives are categorized within level 1 of the fair value hierarchy. Exchange traded derivatives are typically considered settled through the (normally daily) payment or receipt of variation margin.
Over-the-counter (OTC) financial swaps and physical commodity sale and purchase contracts are generally valued using readily available information in the public markets and quotations provided by brokers and price index developers. These quotes are corroborated with market data and are categorized within level 2 of the fair value hierarchy.
In certain less liquid markets, or for longer-term contracts, forward prices are not as readily available. In these circumstances, OTC financial swaps and physical commodity sale and purchase contracts are valued using internally developed methodologies that consider historical relationships between various commodities, and that result in management’s best estimate of fair value. These contracts are categorized within level 3 of the fair value hierarchy.
30. Derivative financial instruments – continued
Financial OTC and physical commodity options are valued using industry standard models that consider various assumptions, including quoted forward prices for commodities, time value, volatility factors, and contractual prices for the underlying instruments, as well as other relevant economic factors. The degree to which these inputs are observable in the forward markets determines whether the option is categorized within level 2 or level 3 of the fair value hierarchy.

				$ million
		2020		2019
	Fair value asset	Fair value liability	Fair value asset	Fair value liability
Derivatives held for trading
Currency derivatives	858	(694)	81	(744)
Oil price derivatives	1,519	(1,093)	1,918	(1,478)
Natural gas price derivatives	6,406	(5,489)	6,569	(4,871)
Power price derivatives	1,258	(1,037)	1,306	(952)
Other derivatives	7	—	110	—
	10,048	(8,313)	9,984	(8,045)
Embedded derivatives
Other embedded derivatives	1	(7)	—	(77)
	1	(7)	—	(77)
Cash flow hedges
Currency forwards	4	—	1	(4)
Gas price futures	—	—	—	—
	4	—	1	(4)
Fair value hedges
Currency swaps	2,614	(82)	344	(637)
Interest rate swaps	80	—	138	(35)
	2,694	(82)	482	(672)
	12,747	(8,402)	10,467	(8,798)
Of which – current	2,992	(2,998)	4,153	(3,261)
– non-current	9,755	(5,404)	6,314	(5,537)
The following table shows the fair value of derivative assets and derivative liabilities held for trading, analysed by maturity period and by methodology of fair value estimation. This information is presented on a gross basis, that is, before netting by counterparty.

							$ million
							2020
	Less than 1 year	1-2 years	2-3 years	3-4 years	4-5 years	Over 5 years	Total
Fair value of derivative assets
Level 1	48	9	15	3	5	1	81
Level 2	3,342	858	367	212	100	709	5,588
Level 3	739	546	552	520	493	3,548	6,398
	4,129	1,413	934	735	598	4,258	12,067
Less: netting by counterparty	(1,182)	(253)	(77)	(38)	(37)	(432)	(2,019)
	2,947	1,160	857	697	561	3,826	10,048
Fair value of derivative liabilities
Level 1	(55)	(9)	(13)	(3)	(5)	(1)	(86)
Level 2	(3,577)	(809)	(263)	(136)	(41)	(79)	(4,905)
Level 3	(492)	(414)	(426)	(404)	(407)	(3,198)	(5,341)
	(4,124)	(1,232)	(702)	(543)	(453)	(3,278)	(10,332)
Less: netting by counterparty	1,182	253	77	38	37	432	2,019
	(2,942)	(979)	(625)	(505)	(416)	(2,846)	(8,313)
Net fair value	5	181	232	192	145	980	1,735

							$ million
							2019
	Less than 1 year	1-2 years	2-3 years	3-4 years	4-5 years	Over 5 years	Total
Fair value of derivative assets
Level 1	63	6	2	—	2	1	74
Level 2	5,344	1,014	439	210	120	42	7,169
Level 3	779	501	485	540	452	2,708	5,465
	6,186	1,521	926	750	574	2,751	12,708
Less: netting by counterparty	(2,041)	(291)	(80)	(36)	(29)	(247)	(2,724)
	4,145	1,230	846	714	545	2,504	9,984
Fair value of derivative liabilities
Level 1	(49)	(8)	(4)	(1)	(2)	(1)	(65)
Level 2	(4,522)	(932)	(458)	(146)	(113)	(101)	(6,272)
Level 3	(506)	(377)	(383)	(367)	(352)	(2,447)	(4,432)
	(5,077)	(1,317)	(845)	(514)	(467)	(2,549)	(10,769)
Less: netting by counterparty	2,041	291	80	36	29	247	2,724
	(3,036)	(1,026)	(765)	(478)	(438)	(2,302)	(8,045)
Net fair value	1,109	204	81	236	107	202	1,939

Derivative assets held for trading fair value, and maturities
Derivative assets held for trading have the following fair values and maturities.

							$ million
							2020
	Less than 1 year	1-2 years	2-3 years	3-4 years	4-5 years	Over 5 years	Total
Currency derivatives	153	9	3	2	2	689	858
Oil price derivatives	1,159	197	90	63	7	3	1,519
Natural gas price derivatives	1,210	731	596	525	476	2,868	6,406
Power price derivatives	425	223	161	107	76	266	1,258
Other derivatives	—	—	7	—	—	—	7
	2,947	1,160	857	697	561	3,826	10,048

							$ million
							2019
	Less than 1 year	1-2 years	2-3 years	3-4 years	4-5 years	Over 5 years	Total
Currency derivatives	48	23	9	1	—	—	81
Oil price derivatives	1,619	114	76	53	45	11	1,918
Natural gas price derivatives	1,889	824	615	489	433	2,319	6,569
Power price derivatives	556	269	146	94	67	174	1,306
Other derivatives	33	—	—	77	—	—	110
	4,145	1,230	846	714	545	2,504	9,984

Derivative liabilities held for trading, fair value and maturities
The table below shows the timing of cash outflows for derivative financial instruments entered into for the purpose of managing interest rate and foreign currency exchange risk, whether or not hedge accounting is applied, based upon contractual payment dates. As part of actively managing the group’s debt portfolio it is possible that cash flows in relation to associated derivatives could be accelerated from the profile provided. The amounts reflect the gross settlement amount where the pay leg of a derivative will be settled separately from the receive leg, as in the case of cross-currency swaps hedging non-US dollar finance debt or hybrid bonds. The swaps are with high investment-grade counterparties and therefore the settlement-day risk exposure is considered to be negligible. Not shown in the table are the gross settlement amounts (inflows) for the receive leg of derivatives that are settled separately from the pay leg, which amount to $33,704 million at 31 December 2020 (2019 $24,787 million) to be received on the same day as the related cash outflows. As a result of the termination of derivatives associated with the 19 March 2021 debt buy back (see Note 26 for further information) $1.8 billion of cash outflows that are presented in the table with maturities of 2-8 years and $1.9 billion equivalent of cash inflows on the receive legs have occurred within one year of the balance sheet date.

		$ million
Cash outflows for derivative financial instruments at 31 December	2020	2019
Within one year	2,384	1,678
1 to 2 years	1,976	2,384
2 to 3 years	2,017	2,838
3 to 4 years	3,074	2,906
4 to 5 years	2,582	3,321
5 to 10 years	15,263	10,633
Over 10 years	4,483	2,224
	31,779	25,984
For further information on our derivative financial instruments, see Note 30.
Derivative liabilities held for trading have the following fair values and maturities.

							$ million
							2020
	Less than 1 year	1-2 years	2-3 years	3-4 years	4-5 years	Over 5 years	Total
Currency derivatives	(502)	(117)	(11)	(1)	—	(63)	(694)
Oil price derivatives	(1,000)	(83)	(9)	(1)	—	—	(1,093)
Natural gas price derivatives	(1,095)	(595)	(479)	(422)	(348)	(2,550)	(5,489)
Power price derivatives	(345)	(184)	(126)	(81)	(68)	(233)	(1,037)
	(2,942)	(979)	(625)	(505)	(416)	(2,846)	(8,313)

							$ million
							2019
	Less than 1 year	1-2 years	2-3 years	3-4 years	4-5 years	Over 5 years	Total
Currency derivatives	(166)	(283)	(201)	(1)	(23)	(70)	(744)
Oil price derivatives	(1,405)	(56)	(14)	(2)	(1)	—	(1,478)
Natural gas price derivatives	(1,070)	(522)	(446)	(399)	(363)	(2,071)	(4,871)
Power price derivatives	(395)	(165)	(104)	(76)	(51)	(161)	(952)
	(3,036)	(1,026)	(765)	(478)	(438)	(2,302)	(8,045)

Disclosure of changes in fair value of derivative instruments
30. Derivative financial instruments – continued
Level 3 derivatives
The following table shows the changes during the year in the net fair value of derivatives held for trading purposes within level 3 of the fair value hierarchy.

					$ million
	Oil price	Natural gas price	Power price	Currency and other	Total
Fair value contracts at 1 January 2020	71	28	(125)	110	84
Gains (losses) recognized in the income statement	250	184	162	(66)	530
Sales	—	—	—	(32)	(32)
Settlements	(135)	(22)	(189)	—	(346)
Transfers out of level 3	5	(43)	(21)	(1)	(60)
Net fair value of contracts at 31 December 2020	191	147	(173)	11	176
Deferred day-one gains (losses)					881
Derivative asset (liability)					1,057

					$ million
	Oil price	Natural gas price	Power price	Other	Total
Fair value contracts at 1 January 2019	23	(13)	(148)	107	(31)
Gains (losses) recognized in the income statement	128	82	244	2	456
Gains (losses) recognized in other comprehensive income	—	—	(18)	—	(18)
Settlements	(79)	(21)	(179)	—	(279)
Transfers out of level 3	(1)	(20)	(24)	1	(44)
Net fair value of contracts at 31 December 2019	71	28	(125)	110	84
Deferred day-one gains (losses)					949
Derivative asset (liability)					1,033

Disclosure of detailed information about hedging instruments and items
The tables below summarize the change in the fair value of hedging instruments and the hedged item used to calculate ineffectiveness in the period.

			$ million
	Change in fair value of hedging instrument used to calculate ineffectiveness	Change in fair value of hedged item used to calculate ineffectiveness	Hedge ineffectiveness recognized in profit or (loss)
At 31 December 2020
Cash flow hedges
Foreign exchange risk
Highly probable forecast capital expenditure	4	(4)	—
Commodity price risk
Highly probable forecast sales	78	(78)	—

At 31 December 2019
Cash flow hedges
Foreign exchange risk
Highly probable forecast capital expenditure	(1)	1	—
Commodity price risk
Highly probable forecast sales	(100)	100	—

The tables below summarize the carrying amount and nominal amount of the derivatives designated as hedging instruments in cash flow hedge relationships.

	Carrying amount of hedging instrument		Nominal amounts of hedging instruments
	Assets	Liabilities
At 31 December 2020	$ million	$ million	$ million	mmBtu
Cash flow hedges
Foreign exchange risk
Highly probable forecast capital expenditure	4	—	162
Commodity price risk
Highly probable forecast sales	—	—		(175)

At 31 December 2019
Cash flow hedges
Foreign exchange risk
Highly probable forecast capital expenditure	1	(4)	150
All hedging instruments are presented within derivative financial instruments on the group balance sheet.
All of the nominal amount of hedging instruments at 31 December 2020 and 2019 relating to highly probably forecast capital expenditure matures within 12 months of the relevant balance sheet date. Of the nominal amount of hedging instruments at 31 December 2020 relating to highly probably forecast sales 135 mmBtu matures within 12 months and 40 mmBtu within one to two years.
30. Derivative financial instruments – continued
The table below summarizes the weighted average exchange rates and the weighted average sales price in relation to the derivatives designated as hedging instruments in cash flow hedge relationships at 31 December.

	Weighted average price/rate
	2020		2019
At 31 December	Forecast capital expenditure	Forecast sales	Forecast capital expenditure
Sterling/US dollar	1.35		1.35
Euro/US dollar	—		1.11
Korean won/US dollar	1,174.47		1,115.66
Henry Hub $/mmBtu		2.88
The tables below summarize the change in the fair value of hedging instruments and the hedged item used to calculate ineffectiveness in the period. The signage convention for changes in fair value presented in this table is consistent with that presented in Note 27.

			$ million
	Change in fair value of hedging instrument used to calculate ineffectiveness	Change in fair value of hedged item used to calculate ineffectiveness	Hedge ineffectiveness recognized in profit or (loss)
At 31 December 2020
Fair value hedges
Interest rate risk on finance debt	(258)	258	—
Interest rate and foreign currency risk on finance debt	(2,743)	2,549	194

At 31 December 2019
Fair value hedges
Interest rate risk on finance debt	(764)	737	27
Interest rate and foreign currency risk on finance debt	(336)	286	50
30. Derivative financial instruments – continued
The tables below summarize the carrying amount of the derivatives designated as hedging instruments in fair value hedge relationships at 31 December.

			$ million
	Carrying amount of hedging instrument		Nominal amounts of hedging instruments
At 31 December 2020	Assets	Liabilities
Fair value hedges
Interest rate risk on finance debt	80	—	4,104
Interest rate and foreign currency risk on finance debt	2,614	(82)	23,313

At 31 December 2019
Fair value hedges
Interest rate risk on finance debt	138	(35)	13,442
Interest rate and foreign currency risk on finance debt	344	(637)	21,296

All hedging instruments are presented within derivative financial instruments on the group balance sheet. Ineffectiveness arising on fair value hedges is included within the production and manufacturing expenses section of the income statement.
The tables below summarize the profile by tenor of the nominal amount of the derivatives designated as hedging instruments in fair value hedge relationships at 31 December.

								$ million
At 31 December 2020	Less than 1 year	1-2 years	2-3 years	3-4 years	4-5 years	5-10 years	Over 10 years	Total
Fair value hedges
Interest rate risk on finance debt	2,705	996	—	227	—	176	—	4,104
Interest rate and foreign currency risk on finance debt	737	1,056	2,039	3,175	2,804	8,587	4,915	23,313

At 31 December 2019
Fair value hedges
Interest rate risk on finance debt	3,000	2,576	4,039	1,200	206	2,421	—	13,442
Interest rate and foreign currency risk on finance debt	882	672	1,400	2,777	3,109	10,216	2,240	21,296

The table below summarizes the weighted average floating interest rate and the weighted average exchange rates in relation to the derivatives designated as hedging instruments in fair value hedge relationships at 31 December.

At 31 December		2020		2019
	Interest rate swaps	Cross-currency interest rate swaps	Interest rate swaps	Cross-currency interest rate swaps
Interest rate	0.58%	1.88%	2.36%	3.27%
Sterling/US dollar		1.33		1.32
Euro/US dollar		1.14		1.15
Canadian dollar/US dollar		0.78		0.87
The tables below summarize the carrying amount, and the accumulated fair value adjustments included within the carrying amount, of the hedged items designated in fair value hedge relationships at 31 December.

					$ million
	Carrying amount of hedged item		Accumulated fair value adjustment included in the carrying amount of hedged items
At 31 December 2020	Assets	Liabilities	Assets	Liabilities	Discontinued hedges
Fair value hedges
Interest rate risk on finance debt	—	(4,196)	—	(81)	(775)
Interest rate and foreign currency risk on finance debt	—	(23,253)	—	(938)	—

At 31 December 2019
Fair value hedges
Interest rate risk on finance debt	—	(13,441)	—	(100)	(714)
Interest rate and foreign currency risk on finance debt	—	(21,240)	—	(525)	—
The hedged item for all fair value hedges is presented within finance debt on the group balance sheet.
30. Derivative financial instruments – continued
Movement in reserves related to hedge accounting
The table below provides a reconciliation of the cash flow hedge and costs of hedging reserves on a pre-tax basis by risk category. The signage convention of this table is consistent with that presented in Note 32.

					$ million
	Cash flow hedge reserve			Costs of hedging reserve
	Highly probable forecast capital expenditure	Highly probable forecast sales	Purchase of equity[a]	Interest rate and foreign currency risk on finance debt	Total
At 1 January 2020	(1)	—	(651)	(170)	(822)
Recognized in other comprehensive income
Cash flow hedges marked to market	7	78	—	—	85
Cash flow hedges reclassified to the income statement - hedged item affected profit or loss	—	(37)	—	—	(37)
Costs of hedging marked to market	—	—	—	42	42
Costs of hedging reclassified to the income statement	—	—	—	22	22
	7	41	—	64	112
Cash flow hedges transferred to the balance sheet	6	—	—	—	6
At 31 December 2020	12	41	(651)	(106)	(704)

					$ million
	Cash flow hedge reserve			Costs of hedging reserve
	Highly probable forecast capital expenditure	Highly probable forecast sales	Purchase of equity[a]	Interest rate and foreign currency risk on finance debt	Total
At 1 January 2019	(21)	(6)	(651)	(223)	(901)
Recognized in other comprehensive income
Cash flow hedges marked to market	(3)	(100)	—	—	(103)
Cash flow hedges reclassified to the income statement - hedged item affected profit or loss	—	106	—	—	106
Costs of hedging marked to market	—	—	—	(4)	(4)
Costs of hedging reclassified to the income statement	—	—	—	57	57
	(3)	6	—	53	56
Cash flow hedges transferred to the balance sheet	23	—	—	—	23
At 31 December 2019	(1)	—	(651)	(170)	(822)
[a] See Note 32 for further information on the cash flow hedge reserve relating to the purchase of equity.